SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Result of operation for each segment
Total revenue	$ 469,622	$ 402,564	$ 902,411	$ 774,010	$ 506,002	$ 1,622,421	$ 1,162,132
Network fees and other costs	209,244	185,694	409,452	367,910	254,925	756,735	595,995
Sales and marketing	70,532	59,570	143,289	115,789	32,486	236,917	98,418
Segment profit	189,846	157,300	349,670	290,311	218,591	628,769	467,719
Merchant Services
Result of operation for each segment
Total revenue	351,828	291,735	674,806	554,421	320,355	1,185,253	756,930
Network fees and other costs	174,889	151,573	340,415	298,484	207,008	620,852	476,932
Sales and marketing	63,649	52,628	130,348	101,515	24,410	211,062	73,441
Segment profit	113,290	87,534	204,043	154,422	88,937	353,339	206,557
Financial Institution Services
Result of operation for each segment
Total revenue	117,794	110,829	227,605	219,589	185,647	437,168	405,202
Network fees and other costs	34,355	34,121	69,037	69,426	47,917	135,883	119,063
Sales and marketing	6,883	6,601	12,941	13,311	8,076	24,046	22,964
Segment profit	76,556	70,107	145,627	136,852	129,654	277,239	263,175
General Corporate/Other
Result of operation for each segment
Sales and marketing		341		963		1,809	2,013
Segment profit		$ (341)		$ (963)		$ (1,809)	$ (2,013)